U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:
     Principal Special Markets Fund, Inc.
     The Principal Financial Group
     Des Moines, IA  50392-0200

2    Name of each series or class of funds for which this notice is filed:
     International Securities Portfolio
     Mortgage Backed Securities Portfolio

3    Investment Company Act File Number:                               811-07572
     Securities Act File Number:                                        33-59474

4    Last day of fiscal year for which this notice if filed:

     December 31, 1996

5 Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (See instruction A.6):

     N/A

7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:

     None

9    Number and aggregate sale price of securities sold during the fiscal year:
             682,065 Common Stock    $8,742,159

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             682,065 Common Stock    $8,742,159

11   Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     Included in response  to Item 9.

12   Calculation of registration fee:

     (i)  Aggregate  sale price of  securities  sold  during the fiscal  year in
          reliance on rule 24f-2 (from Item 10):                      $8,742,159

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):                  + 0

     (iii)Aggregate  price of shares  redeemed or repurchased  during the fiscal
          year (if applicable):                                          202,611

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filling fees pursuant to rule 24e-2 (if
          applicable):                                                         0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line
          (iii), plus line (iv)} (if applicable): 8,539,548

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
          other applicable law or regulation:                           1 / 3300

     (vii)   Fee Due:                                                  $2,587.74

13 Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

     N/A

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     02/27/97


        Signature

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Principal Special Markets Fund, Inc.



By      /s/ A. S. Filean


        A.S. Filean, Vice President
        and Secretary

Attest:

By      /s/ E. H. Gillum


        E.H. Gillum
        Assistant Secretary

February 26, 1997







Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549


Re      Principal Special Markets Fund, Inc.


In my capacity as Counsel of Princor Special Markets Fund, Inc. ("the Fund"), I have supervised the preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940.

Sincerely


/s/ Michael D. Roughton

Michael D. Roughton
Counsel

MDR/klm